CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Total revenues	$ 165,498,000	$ 280,138,000	$ 192,401,000
Cost of revenues
Total cost of revenues	117,143,000	195,630,000	123,806,000
Gross profit	48,355,000	84,508,000	68,595,000
Operating expenses
Selling and marketing expenses	36,026,000	27,119,000	20,314,000
General and administrative expenses	16,234,000	9,704,000	6,748,000
Total operating expenses	52,260,000	36,823,000	27,062,000
Share of earnings from equity method investees	350,000	2,000
Changes in fair value of consideration payable	654,000
Impairment on call option	(345,000)
Operating profit (loss)	(3,246,000)	47,687,000	41,533,000
Interest income	2,255,000	2,497,000	1,255,000
Interest expense			(488,000)
Impairment on cost method investments			(1,810,000)
Other expense	13,000
Income (loss) before income tax expense	(1,004,000)	50,184,000	40,490,000
Income tax expense	1,472,000	2,158,000	1,998,000
Net income (loss)	(2,476,000)	48,026,000	38,492,000
Net income attributable to noncontrolling interest	(1,518,000)	(1,572,000)	(525,000)
Net income attributable to redeemable noncontrolling interest	(711,000)	(307,000)
Net income (loss) attributable to Charm Communications Inc.	(4,705,000)	46,147,000	37,967,000
Accretion of Series A convertible redeemable preferred shares			(1,215,000)
Net income (loss) attributable to Charm Communications Inc.'s ordinary shareholders	(4,705,000)	46,147,000	36,752,000
Net income (loss) per share:
Basic	$ (0.06)	$ 0.59	$ 0.51
Diluted	$ (0.06)	$ 0.56	$ 0.49
Shares used in computation of net income (loss) per share:
Basic	77,498,250	78,266,839	70,483,686
Diluted	77,498,250	82,113,765	73,475,901
Media Investment Management
Revenues
Total revenues	112,786,000	238,837,000	162,623,000
Cost of revenues
Total cost of revenues	107,976,000	187,878,000	118,224,000
Gross profit	4,810,000	50,959,000	44,399,000
Advertising Agency
Revenues
Total revenues	46,234,000	34,285,000	24,776,000
Cost of revenues
Total cost of revenues	4,864,000	3,737,000	2,867,000
Gross profit	41,370,000	30,548,000	21,909,000
Branding and Identity Services
Revenues
Total revenues	6,478,000	7,016,000	5,002,000
Cost of revenues
Total cost of revenues	4,303,000	4,015,000	2,715,000
Gross profit	$ 2,175,000	$ 3,001,000	$ 2,287,000